Long-Term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Changes In Non-Vested Unit Awards	The amounts below do not include adjustments for above-target or below-target performance.

	Performance-Based Awards		Time-Based Awards		Total Awards
	Number of Unit Awards	Weighted-Average Fair Value	Number of Unit Awards	Weighted-Average Fair Value	Number of Unit Awards	Weighted-Average Fair Value
Non-vested units - 1/1/2019	390,015	$77.66	111,388	$73.09	501,403	$76.65
Units granted during 2019	182,834	$63.65	195,031	$62.91	377,865	$63.27
Units vested during 2019	(173,842)	$82.31	(30,958)	$78.05	(204,800)	$81.67
Units forfeited during 2019	(19,103)	$70.69	(15,145)	$65.18	(34,248)	$68.25
Non-vested units - 12/31/19	379,904	$69.14	260,316	$63.92	640,220	$67.02

Total Non-Vested Unit Awards
The table below summarizes the total non-vested unit awards outstanding adjusted for estimated amounts of above-target financial performance to determine the total number of unit awards included in our total equity-based liability accrual.

Grant Date	Non-Vested Unit Awards	Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results	Total Unit Award Accrual	Vesting Date	Unrecognized Compensation Expense(a) (in millions)
Performance-Based Awards:
2018 Awards	205,568	—	205,568	12/31/2020	$4.9
2019 Awards	174,336	—	174,336	12/31/2021	7.3
Time-Based Awards:
2020 Vesting Date	76,820	—	76,820	12/31/2020	1.9
2021 Vesting Date	180,162	—	180,162	12/31/2021	7.5
2022 Vesting Date	3,334	—	3,334	12/31/2022	0.2
Total	640,220	—	640,220		$21.8

(a) Unrecognized compensation expense will be recognized over the remaining vesting period of the awards.

Weighted-Average Grant Date Fair Values
The weighted-average fair value of awards granted during 2017, 2018 and 2019 was as follows:

	Performance-Based Awards		Time-Based Awards
	Number of Unit Awards	Weighted-Average Fair Value	Number of Unit Awards	Weighted-Average Fair Value
Units granted during 2017	189,544	$82.34	30,604	$79.10
Units granted during 2018	218,923	$73.80	83,564	$71.03
Units granted during 2019	182,834	$63.65	195,031	$62.91

Vested Unit Awards
The table below sets forth the numbers and values of units that vested in each of the three years ended December 31, 2019. The vested common units include adjustments for above-target financial and market performance.

Vesting Date	Vested Common Units	Fair Value of Unit Awards on Vesting Date (in millions)	Intrinsic Value of Unit Awards on Vesting Date (in millions)
12/31/2017	266,028	$19.9	$18.9
12/31/2018	317,037	$22.1	$18.1
12/31/2019	436,629	$31.0	$27.5

Cash Flow Effects Of Long Term Incentive Plan Settlements [Table Text Block]
The difference between the common units issued to the participants and the total number of unit awards vested primarily represents the tax withholdings associated with the award settlement, which we pay in cash.

Settlement Date	Number of Common Units Issued, Net of Tax Withholdings	Tax Withholdings and Other Cash Payments (in millions)	Employer Taxes (in millions)	Total Cash Payments (in millions)
January 2017	216,679	$13.9	$1.2	$15.1
January 2018	168,913	$9.3	$1.1	$10.4
January 2019	199,792	$9.8	$0.9	$10.7

Equity-Based Incentive Compensation Expense
Equity-based incentive compensation expense for 2017, 2018 and 2019, primarily recorded as G&A expense on our consolidated statements of income, was as follows (in thousands):

	Year Ended December 31,
	2017	2018	2019
Performance awards	$17,823	$28,728	$17,920
Time-based awards	2,818	3,325	6,092
Total	$20,641	$32,053	$24,012